As filed with the Securities and Exchange Commission on November 26, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22335)

Evermore Funds Trust
(Exact name of registrant as specified in charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Address of principal executive offices) (Zip code)

Eric LeGoff
Evermore Funds Trust
89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Name and address of agent for service)

(908) 378-2882
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 84.0%
Asset Management & Custody - 3.2%
123,200	ING U.S., Inc. (United States)	$3,598,672

Automobiles - 2.7%
81,423	EXOR SpA (Italy)	3,054,547

Cable & Satellite - 5.3%
650,677	Sky Deutschland AG (Germany)*	5,993,749

Casinos & Gaming - 5.5%
367,600	OPAP SA (Greece)	4,102,790
99,900	Universal Entertainment Corp. (Japan)	2,125,143
		6,227,933
Construction & Engineering - 2.9%
43,916	Compagnie d'Enterprises (Belgium)	3,348,448

Diversified Financial Services - 3.7%
369,900	ING Groep NV (Netherlands)*	4,179,002

Diversified Telecommunications Services - 5.5%
85,169	Comverse, Inc. (United States)*	2,721,150
92,344	Ei Towers SpA (Italy) (1)	3,535,451
		6,256,601
Electrical Components & Equipment - 2.4%
58,500	Osram Licht AG (Germany)*	2,746,219

Hotels, Restaurants & Leisure - 1.7%
4,603,000	Genting Hong Kong Ltd. (Singapore)*	1,887,230

Household Durables - 2.2%
130,493	Retail Holdings NV (Hong Kong)	2,544,614

Industrial Conglomerates - 12.0%
1,494,000	1st Pacific Co. (Hong Kong)	1,650,818
10,521	Bollore SA (France)	5,498,338
13,791,000	K1 Ventures Ltd. (Singapore)	2,308,485
164,214	Sistema JSFC - GDR (Russia)	4,267,922
		13,725,563
Insurance - 1.4%
87,000	Ambac Financial Group, Inc. (United States)*	1,578,180

Logistics - 0.6%
260,575	ModusLink Global Solutions, Inc. (United States)*	713,976

Media - 11.7%
3,121,484	Promotora de Informaciones SA (Spain)*	1,368,220
247,059	Promotora de Informaciones SA - Class A - ADR * (Spain)	415,060
1,411,767	Promotora de Informaciones SA - Class B - ADR (Spain)*	2,724,710
101,700	SONY Corp. (Japan)	2,170,676
287,666	Vivendi SA (France)	6,617,819
		13,296,485
Multi-Line Insurance - 7.9%
107,300	American International Group, Inc. (United States)	5,217,999
298,400	Genworth Financial, Inc. - Class A (United States)* (1)	3,816,536
		9,034,535
Oil & Gas Equipment & Services - 2.7%
825,164	Pulse Seismic, Inc. (Canada)*	3,060,168

Oil & Gas Drilling - 4.1%
5,231,127	Sevan Drilling AS (Norway)*	4,680,242

Other Diversified Financial Services - 2.9%
32,783	Ackermans & van Haaran NV (Belgium)	3,354,671

Specialty Chemicals - 5.6%
531,613	Alent PLC (United Kingdom)	3,055,247
465,296	Vesuvius PLC (United Kingdom)	3,365,619
		6,420,866
TOTAL COMMON STOCKS
(Cost $75,084,000)		95,701,701

PARTNERSHIPS & TRUSTS - 5.2%
Real Estate Investment Trusts - 5.2%
752,672	Gramercy Property Trust, Inc. (United States)*	3,123,589
235,732	iStar Financial, Inc. (United States)* (1)	2,838,213
		5,961,802
TOTAL PARTNERSHIPS & TRUSTS
(Cost $4,481,836)		5,961,802

RIGHT - 1.0%
Pharmaceuticals - 1.0%
559,900	Sanofi CVR, Expiration: December, 2020 (France)*	1,130,998
TOTAL RIGHT
(Cost $1,027,642)		1,130,998

WARRANTS - 2.7%
Consumer Finance - 0.7%
	Capital One Financial Corp., Expiration: November, 2018,
28,543	Exercise Price $42.13 (United States)*	830,316

Diversified Financial Services - 1.5%
	Bank of America Corp., Expiration: January, 2019,
165,060	Exercise Price $13.30 (United States)*	1,005,215
	JPMorgan Chase & Co., Expiration: October, 2018,
42,700	Exercise Price $42.42 (United States)*	715,652
		1,720,867

Insurance - 0.4%
	Ambac Financial Group, Inc., Expiration: April, 2023,
39,000	Exercise Price $16.67 (United States)*	470,730

Media - 0.1%
	Promotora de Informaciones SA - Class A, Expiration: June, 2014,
8,059,777	Exercise Price $2.00 (Spain)*	109,037

TOTAL WARRANTS
(Cost $6,436,951)		3,130,950

Principal Amount
CORPORATE BOND - 0.8%
Insurance - 0.8%
	Ambac Assurance Corp.
1,000,000	5.100%, 6/7/2020 (United States)	847,500
TOTAL CORPORATE BOND
(Cost $938,024)		847,500

Contracts
CALL OPTIONS PURCHASED - 0.0%
Hedges - 0.0%
	iShares Barclays 20+ Year Treasury Bond Fund, Expiration: December, 2013,
350	Strike Price: $124.00 (United States)2*	1,400
	SPDR Gold Shares, Expiration: December, 2013,
400	Strike Price: $155.00 (United States)2*	10,400
		11,800
TOTAL CALL OPTIONS PURCHASED
(Cost $161,128)		11,800

PUT OPTIONS PURCHASED - 0.1%
Real Estate Investment Trust - 0.1%
	American Capital Agency Corp., Expiration: December, 2013,
2,400	Strike Price: $19.00 (United States)2*	62,400

Hedges - 0.0%
	Deutsche Borse AG German Stock Index, Expiration: December, 2013,
75	Strike Price: $8,000.00 (Germany)3*	48,424

TOTAL PUT OPTIONS PURCHASED
(Cost $415,591)		110,824

Shares
SHORT-TERM INVESTMENT - 5.3%
Money Market Fund - 5.3%
5,983,707	Invesco Liquid Assets Portfolio-Institutional Class, 0.070%4	5,983,707
TOTAL SHORT-TERM INVESTMENT
(Cost $5,983,707)		5,983,707

TOTAL INVESTMENTS IN SECURITIES - 99.1%
(Cost $94,528,879)			112,879,282
Other Assets in Excess of Liabilities - 0.9%			1,015,525
TOTAL NET ASSETS - 100.0%			$113,894,807

*		Non-income producing security.
ADR		American Depositary Receipt
GDR		Global Depositary Receipt
CVR		Contingent Value Right
	1	All or a portion of this security was segregated as collateral for forward currency contracts and the security sold short.
	2	100 shares per contract.
	3	5 shares per contract.
	4	Seven-day yield as of September 30, 2013.

SCHEDULE OF SECURITY SOLD SHORT at September 30, 2013 (Unaudited)

Shares
SECURITY SOLD SHORT - 1.1%
Hotels, Resorts & Cruise Lines - 1.1%
41,820	Norwegian Cruise Line Holdings Ltd. (United States)*	$1,290,147

TOTAL SECURITY SOLD SHORT
(Proceeds $1,269,695)		$1,290,147

*	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

	Percent of
Country	Net Assets	Net of Short Sales
United States	24.3%	23.2%
France	11.7%
Germany	7.7%
Netherlands	5.9%
Italy	5.8%
United Kingdom	5.7%
Belgium	5.6%
Norway	4.1%
Spain	4.1%
Japan	3.8%
Singapore	3.7%
Russia	3.7%
Greece	3.6%
Canada	2.7%
Hong Kong	1.4%
Bermuda	0.0%
Cash & Equivalents^	6.2%
Total	100.0%

^Includes money market fund and other assets in excess of liabilities.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments		$20,662,458
Gross unrealized appreciation		24,997,985
Gross unrealized depreciation		(7,865,160)
Net unrealized appreciation		$17,132,825

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Evermore Global Value Fund
Summary of Fair Value Exposure at September 30, 2013 (Unaudited)

The Evermore Global Value Fund (the "Fund") utilizes various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three Levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement excercised in determining fair value is greatest for instruments catergorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2013 (see Schedule of Investments for industry breakout):

	Level 1	Level 2	Level 3	Total
Common Stocks	$95,701,701	$-	$-	$95,701,701
Partnerships & Trusts	5,961,802	-	-	5,961,802
Rights	1,130,998	-	-	1,130,998
Warrants	3,130,950	-	-	3,130,950
Corporate Bond	-	847,500	-	847,500
Call Options Purchased	-	11,800	-	11,800
Put Options Purchased	-	110,824	-	110,824
Short-Term Investment	5,983,707	-	-	5,983,707
Total Investments in Securities	$111,909,158	$970,124	$-	$112,879,282

Other Financial Instruments #
Unrealized appreciation	$-	$4,801	$-	$4,801
Unrealized depreceiation	-	(1,312,128)	-	(1,312,128)
Total Investments in Other
Financial Instruments	$-	$(1,307,327)	$-	$(1,307,327)

Security Sold Short	$-	$1,290,147	$-	$1,290,147

# Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instruments.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may employ hedging strategies.  Hedging is a technique designed to reduce a potential loss to a fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign securities or between different foreign currencies, and broad or specific market movements.  When pursuing these hedging strategies, the Fund will primarily engage in forward foreign currency contracts.  However, the Fund also may engage in the following currency transactions:  currency futures contracts, currency swaps, options on currencies, or options on currency futures.  In addition, the Fund may engage in other types of transactions, such as the purchase and sale of exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments; and the purchase and sale of financial and other futures contracts and options on futures contracts.

As of September 30, 2013, the Fund had the following forward currency contracts outstanding with Morgan Stanley:

						Net Unrealized
Currency to be	Amount of Currency	Settlement	Currency to be	Amount of Currency		Appreciation
Received	to be Received	Date	Delivered	to be Delivered	Fair Value	(Depreciation)
British Pound	335,000	12/11/2013	U.S. Dollars	537,240	$542,041	$4,801
U.S. Dollars	44,517,519	12/11/2013	Euro	33,607,600	45,474,608	(957,089)
U.S. Dollars	6,495,338	12/11/2013	British Pound	4,153,763	6,720,919	(225,581)
U.S. Dollars	4,269,672	12/11/2013	Japanese Yen	425,400,000	4,329,856	(60,184)
U.S. Dollars	4,619,694	12/11/2013	Norwegian Krone	28,099,000	4,660,136	(40,442)
U.S. Dollars	2,130,210	12/11/2013	Singapore Dollar	2,708,400	2,159,042	(28,832)
Net Value of Outstanding Forward Currency Contracts					$63,886,602	$(1,307,327)

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Evermore   Evermore Funds Trust

By (Signature and Title)*            /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer

Date         11/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer

Date         11/25/13

By (Signature and Title)*                        /s/ Salvatore DiFranco
Salvatore DiFranco, Chief Financial Officer

Date         11/25/13

* Print the name and title of each signing officer under his or her signature.